COMMITMENTS AND CONTINGENCIES (Details Narrative) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Future minimum commitments under non-cancelable agreements	¥ 0